Dividends - Additional information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 26, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) £ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) £ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Disclosure of Dividends [Line Items]
Number of shares held		0	0	0	0	0	0	0	0	0
Final Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares		$ 2.310			$ 1.800			$ 1.800
Special Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares		0.000			2.430			0.000
Potential ordinary share transactions [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares	$ 2.31
Dividends payment proposed in the announcement of the results for the year | $	$ 3,700
Rio Tinto plc [Member] | Final Dividends [Member]
Disclosure of Dividends [Line Items]
Final dividend per share | (per share)		1.800	£ 1.3596		1.800	£ 1.2943		1.250	£ 1.0056
Interim dividend per share | (per share)		1.510	1.2332		1.270	0.9682		1.100	0.8313
Rio Tinto plc [Member] | Special Dividends [Member]
Disclosure of Dividends [Line Items]
Final dividend per share | (per share)		2.430	1.8355		$ 0.0000			$ 0.0000
Interim dividend per share | (per share)		$ 0.610	£ 0.4982			£ 0.0000			£ 0.0000
Rio Tinto plc [Member] | Ordinary [Member]
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation		852,283	852,283	852,283	132,294	132,294	132,294	277,946	277,946	277,946
Number of share excluded from interim dividend calculation		564,099	564,099	564,099	314,529	314,529	314,529	173,297	173,297	173,297
Rio Tinto plc [Member] | American depository receipts
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation		37,678	37,678	37,678	22,824	22,824	22,824	22,021	22,021	22,021
Number of share excluded from interim dividend calculation		47,674	47,674	47,674	36,321	36,321	36,321	24,377	24,377	24,377
Rio Tinto Limited [Member]
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation		628,566	628,566	628,566	130,129	130,129	130,129	214,278	214,278	214,278
Number of share excluded from interim dividend calculation		342,062	342,062	342,062	251,394	251,394	251,394	274,899	274,899	274,899
Number of shares held		944,467	944,467	944,467
Retained profits and reserves distributed as dividends | $		$ 8,599	£ 8,599	$ 8,599	$ 6,178	£ 6,178	$ 6,178	$ 8,542	£ 8,542	$ 8,542
Rio Tinto Limited [Member] | Final Dividends [Member]
Disclosure of Dividends [Line Items]
Final dividend per share | $ / shares				$ 2.5089			$ 2.2853			$ 1.6362
Interim dividend per share | $ / shares				2.1908			1.7084			1.3772
Rio Tinto Limited [Member] | Special Dividends [Member]
Disclosure of Dividends [Line Items]
Final dividend per share | $ / shares				3.3870			0.0000			0.0000
Interim dividend per share | $ / shares				$ 0.8850			$ 0.000			$ 0.000